Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Cash Flows (Details) - CAD ($)	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Operating activities
Net income (loss)	$ 103,600,000	$ 58,100,000	$ 68,900,000
Items not affecting cash:
Income tax recovery	24,500,000	17,600,000	24,600,000
Share-based compensation	15,200,000	10,200,000	15,000,000.0
Total items not affecting cash	303,800,000	262,800,000	260,800,000
Changes in non-cash operating items	32,600,000	10,500,000	(75,400,000)
Net cash from operating activities	292,400,000	164,600,000	116,300,000
Investing activities
Net cash used in investing activities	(18,400,000)	(72,400,000)	(45,300,000)
Financing activities
Normal course issuer bid purchase of subordinate voting shares	0	(141,400,000)	(26,700,000)
Exercise of stock options	600,000	100,000	0
Net cash used in financing activities	(93,600,000)	(232,800,000)	(80,700,000)
Increase (decrease) in cash	189,500,000	(141,600,000)	(1,200,000)
Cash, beginning of period	144,900,000	286,500,000	287,700,000
Cash, end of period	334,400,000	144,900,000	286,500,000
Parent company
Operating activities
Net income (loss)	118,000,000.0	56,300,000	92,000,000.0
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(124,600,000)	(63,600,000)	(97,500,000)
Net interest expense	0	0	500,000
Income tax recovery	(800,000)	(2,500,000)	(1,600,000)
Share-based compensation	15,500,000	9,800,000	15,000,000.0
Total items not affecting cash	8,100,000	0	8,400,000
Changes in non-cash operating items	(8,100,000)	1,700,000	(493,500,000)
Intercompany accounts payable	0	0	240,000,000.0
Net cash from operating activities	0	1,700,000	(245,100,000)
Investing activities
Dividend received	0	131,500,000	198,400,000
Investment in shares of subsidiary	0	0	80,000,000.0
Net cash used in investing activities	0	131,500,000	278,400,000
Financing activities
Normal course issuer bid purchase of subordinate voting shares	0	(140,200,000)	(26,700,000)
Exercise of stock options	600,000	100,000	0
Net cash used in financing activities	600,000	(140,100,000)	(26,700,000)
Increase (decrease) in cash	600,000	(6,900,000)	6,600,000
Cash, beginning of period	0	6,900,000	300,000
Cash, end of period	$ 600,000	$ 0	$ 6,900,000